Capital Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	2024	2023
	£m	£m
CET1 capital	9,791	10,443
AT1 capital	1,860	1,956
Tier 1 capital	11,651	12,399
Tier 2 capital	2,093	2,172
Total capital(1)	13,744	14,571
(1)Capital resources include a transitional IFRS 9 benefit at 31 December 2024 of £12.2m (2023: £43.0m).